Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Reconciliation of DTA (Net) and DTL (Net) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	₨ (10,809)
Income / (expense) recognised in profit or loss	(3,014)	$ (36)	₨ (1,593)	₨ (2,797)
Closing balance			(10,809)
Compound financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	2,554		(12)	134
Income / (expense) recognised in profit or loss	380		85	19
Income / (expense) recognised in equity	(40)		2,631	(165)
Income / (expense) recognised in Adjustment on account of sale of subsidiary	1
Acquisition of Non-controlling interest			(150)
Closing balance	2,895		2,554	(12)
Gain / (loss) on mark to market of derivative instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(432)		463	227
Income / (expense) recognised in profit or loss	(268)		0	284
Income / (expense) recognised in OCI	(84)		(895)	(48)
Income / (expense) recognised in equity	(275)
Income / (expense) recognised in Adjustment on account of sale of subsidiary	287
Closing balance	(772)		(432)	463
Difference in written down value as per books of account and tax laws
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(72,547)		(62,551)	(49,337)
Income / (expense) recognised in profit or loss	(8,775)		(9,996)	(14,253)
Income / (expense) recognised in Adjustment on account of sale of subsidiary	3,237			1,039
Closing balance	(78,085)		(72,547)	(62,551)
Unamortised ancillary borrowing cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(310)		(223)	(325)
Income / (expense) recognised in profit or loss	(10)		(87)	100
Income / (expense) recognised in Adjustment on account of sale of subsidiary	1			2
Closing balance	(319)		(310)	(223)
Provision for decommissioning costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	4,312		3,434	3,575
Income / (expense) recognised in profit or loss	1,750		(878)	141
Income / (expense) recognised in Adjustment on account of sale of subsidiary	(37)
Closing balance	2,525		4,312	3,434
Expected credit losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	384		255	148
Income / (expense) recognised in profit or loss	38		129	117
Income / (expense) recognised in Adjustment on account of sale of subsidiary				(10)
Closing balance	422		384	255
Fair value gain on financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance			(9)	0
Income / (expense) recognised in profit or loss			9	(9)
Closing balance				(9)
Unabsorbed depreciation available for offsetting against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	51,202		43,949	33,223
Income / (expense) recognised in profit or loss	5,160		7,253	11,485
Income / (expense) recognised in OCI	711
Income / (expense) recognised in Adjustment on account of sale of subsidiary	(3,126)			(759)
Closing balance	53,947		51,202	43,949
Tax Losses available for offsetting against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	686		425	796
Income / (expense) recognised in profit or loss	1,364		(346)	(1,099)
Income / (expense) recognised in OCI			607	798
Income / (expense) recognised in Adjustment on account of sale of subsidiary				(70)
Closing balance	2,050		686	425
Minimum alternate tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	2,376		1,892	1,353
Income / (expense) recognised in profit or loss	658		484	604
Income / (expense) recognised in Adjustment on account of sale of subsidiary				(65)
Closing balance	3,034		2,376	1,892
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	724		654	210
Income / (expense) recognised in profit or loss	534		70	444
Income / (expense) recognised in Adjustment on account of sale of subsidiary	(91)
Closing balance	1,167		724	654
Financial guarantee contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance				24
Income / (expense) recognised in profit or loss				(24)
Government grant (viability gap funding)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	405		412	181
Income / (expense) recognised in profit or loss	47		(7)	359
Income / (expense) recognised in Adjustment on account of sale of subsidiary				(128)
Closing balance	452		405	412
Right of use asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(844)		(672)	(181)
Income / (expense) recognised in profit or loss	(417)		(172)	(491)
Income / (expense) recognised in Adjustment on account of sale of subsidiary	87
Closing balance	(1,174)		(844)	(672)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	681		577	775
Income / (expense) recognised in profit or loss	(25)		107	(192)
Income / (expense) recognised in OCI	3		(3)	(3)
Income / (expense) recognised in Adjustment on account of sale of subsidiary				(3)
Closing balance	709		681	577
Deferred Tax Assets Or Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(10,809)		(11,406)	(9,197)
Income / (expense) recognised in profit or loss	(3,014)		(1,593)	(2,797)
Income / (expense) recognised in OCI	630		(291)	747
Income / (expense) recognised in equity	(315)		2,631	(165)
Income / (expense) recognised in Adjustment on account of sale of subsidiary	359			6
Acquisition of Non-controlling interest			(150)
Closing balance	₨ (13,149)		₨ (10,809)	₨ (11,406)